Transfer of financial assets, assets pledged and received as collateral (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of transferred financial assets that are not derecognised in their entirety [abstract]
Summary of assets not freely disposable

Financial assets pledged as collateral
in EUR million	2023	2022
Banks
– Cash and balances with central banks	322	364
– Loans and advances to banks	3,305	4,007
Financial assets at fair value through profit or loss	23,641	17,079
Financial assets at fair value through OCI	1,896	2,142
Securities at amortised cost	2,672	3,578
Loans and advances to customers	73,860	98,917
Other assets	357	596
	106,052	126,682

Schedule of financial assets received as collateral

Financial assets received as collateral
in EUR million	2023	2022
Total received collateral available for sale or repledge at fair value
– equity securities	33,234	22,847
– debt securities	119,908	103,723

of which sold or repledged at fair value
– equity securities	20,526	18,613
– debt securities	86,448	66,636

Schedule of transfer of financial assets not qualifying for derecognition

Transfer of financial assets not qualifying for derecognition
	Securities lending				Sale and repurchase
	Equity		Debt		Equity		Debt
in EUR million	2023	2022	2023	2022	2023	2022	2023	2022
Transferred assets at carrying amount
Financial assets at fair value through profit or loss	3,894	2,087			7,357	6,357	11,780	7,178
Financial assets at fair value through other comprehensive income			328	499			470	453
Loans and advances to customers							2,396	4,637
Securities at amortised cost			431	435			465	261

Associated liabilities at carrying amount[1]
Financial liabilities at fair value through profit or loss	n/a	n/a	n/a	n/a	11,010	6,245	9,467	8,932
1The table includes the associated liabilities which are reported after offsetting, compared to the gross positions of the encumbered assets.